Share-based awards - Summary of RSU and PSU Activity (Details)	9 Months Ended
Sep. 30, 2023 $ / shares shares
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	152,420
Granted (in shares) | shares	60,374
Shares vested (in shares) | shares	(47,026)
Forfeited (in shares) | shares	0
Outstanding at end of period (in shares) | shares	165,768
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 192.29
Granted (in USD per share) | $ / shares	232.51
Shares vested (in USD per share) | $ / shares	159.57
Forfeited (in USD per share) | $ / shares	0
Outstanding at end of period (in USD per share) | $ / shares	$ 216.22
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	582,612
Granted (in shares) | shares	306,780
Shares vested (in shares) | shares	(178,781)
Forfeited (in shares) | shares	(59,260)
Outstanding at end of period (in shares) | shares	651,351
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 207.73
Granted (in USD per share) | $ / shares	218.68
Shares vested (in USD per share) | $ / shares	186.35
Forfeited (in USD per share) | $ / shares	211.45
Outstanding at end of period (in USD per share) | $ / shares	$ 218.41